STOCKHOLDERS’ EQUITY (Details Narrative) - $ / shares	Feb. 28, 2023	Nov. 30, 2022	Nov. 30, 2021	Nov. 08, 2021
Class of Stock [Line Items]
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000
Preferred stock, par or stated value per share	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Warrant exercise price	$ 0.01	$ 0.01
Common Class A [Member]
Class of Stock [Line Items]
Common stock, shares authorized	50,000,000	50,000,000	50,000,000
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares outstanding	473,750	473,750	0
Common stock, shares issued	473,750	473,750	0
Sale of price per share	$ 11.50	$ 11.50		$ 12.00
Common Class A [Member] | Warrant [Member]
Class of Stock [Line Items]
Sale of price per share	$ 18.00	$ 18.00
Common Class B [Member]
Class of Stock [Line Items]
Common stock, shares authorized	5,000,000	5,000,000	5,000,000
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares outstanding	2,156,250	2,156,250	2,156,250
Common stock, shares issued	2,156,250	2,156,250	2,156,250